UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-5085

Capital Income Builder, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

Capital Income Builder®
Investment portfolio

January 31, 2006
unaudited

Common stocks — 68.26%	Shares	Market value (000)

FINANCIALS — 20.05%
Fannie Mae	9,970,000	$577,662
Société Générale	4,189,400	552,021
Citigroup Inc.	11,055,000	514,942
HSBC Holdings PLC (Hong Kong)	16,100,097	269,186
HSBC Holdings PLC (United Kingdom)	14,056,302	233,203
Washington Mutual, Inc.	11,300,000	478,216
Bank of America Corp.	10,789,460	477,218
Westpac Banking Corp.	24,916,988	437,299
Fortis	12,225,720	426,006
Banco Santander Central Hispano, SA	25,507,614	366,097
Freddie Mac	5,310,000	360,337
Lloyds TSB Group PLC	39,486,400	357,362
ING Groep NV	7,632,829	271,746
Danske Bank A/S	7,641,000	267,734
Irish Life & Permanent PLC	12,474,949	265,393
iStar Financial, Inc.[1]	7,065,500	253,581
Bank of Nova Scotia	5,647,200	228,787
J.P. Morgan Chase & Co.	5,739,000	228,125
Archstone-Smith Trust	4,815,000	225,631
U.S. Bancorp	6,800,000	203,388
St. George Bank Ltd.	8,779,601	200,634
Cathay Financial Holding Co., Ltd.	106,506,000	198,438
Wells Fargo & Co.	3,035,000	189,263
Banco Itaú Holding Financeira SA, preferred nominative	5,480,000	166,632
Sun Hung Kai Properties Ltd.	15,872,000	164,400
UBS AG	1,508,310	163,589
Royal Bank of Canada	2,090,000	163,066
UniCredito Italiano SpA	22,480,000	160,095
Equity Residential	3,750,500	159,059
Arthur J. Gallagher & Co.[1]	5,069,200	147,818
Regions Financial Corp.	4,426,700	146,878
Kimco Realty Corp.	4,116,600	144,452
DnB NOR ASA	12,870,000	143,694
AMB Property Corp.	2,675,000	139,635
Hang Lung Properties Ltd.	71,631,100	139,432
CapitaMall Trust Management Ltd.[1]	89,446,470	132,398
Developers Diversified Realty Corp.	2,670,000	131,524
ABN AMRO Holding NV	4,485,768	124,250
Westfield Group	8,911,830	119,034
Westfield Group	114,617	1,513
Chinatrust Financial Holding Co., Ltd.	147,462,285	118,210
Marsh & McLennan Companies, Inc.	3,600,000	109,404
Hongkong Land Holdings Ltd.	32,613,000	107,623
Weingarten Realty Investors	2,634,750	106,786
Health Care Property Investors, Inc.	3,670,000	101,842
Ascendas Real Estate Investment Trust[1]	70,189,600	94,371
ProLogis	1,750,000	89,635
FirstMerit Corp.	3,251,671	82,105
Equity Office Properties Trust	2,350,000	74,777
Credit Suisse Group	1,166,000	67,917
United Overseas Bank Ltd.	7,465,000	66,759
United Bankshares, Inc.	1,775,000	66,154
KeyCorp	1,860,000	65,825
Bank of New York Co., Inc.	2,040,000	64,892
Wing Lung Bank Ltd.	8,000,000	62,908
Suntec Real Estate Investment Trust[1]	84,044,000	59,091
Boston Properties, Inc.	750,000	58,695
CapitaCommercial Trust Management Ltd.[1]	58,257,000	57,489
Camden Property Trust	850,000	55,335
KBC Groupe SA	525,000	52,599
Fidelity National Financial, Inc.	1,300,000	51,311
Montpelier Re Holdings Ltd.	2,637,300	50,900
Banco Bilbao Vizcaya Argentaria, SA	2,500,000	50,367
Macquarie International Infrastructure Fund Ltd.[1]	83,170,000	48,987
St. Paul Travelers Companies, Inc.	1,075,000	48,783
XL Capital Ltd., Class A	642,800	43,492
Fortune Real Estate Investment Trust[1]	51,199,500	40,590
SunTrust Banks, Inc.	550,000	39,297
Comerica Inc.	700,000	38,829
Mercantile Bankshares Corp.	975,000	37,001
Mapletree Logistics Trust[1]	45,644,000	29,840
Lincoln National Corp.	541,500	29,528
JCG Holdings Ltd.	26,009,000	27,493
Shanghai Forte Land Co., Ltd., Class H	57,180,000	25,983
Singapore Exchange Ltd.	11,800,000	22,997
Mercury General Corp.	400,000	22,548
Hospitality Properties Trust	490,500	21,028
AmSouth Bancorporation	750,000	20,707
Wharf (Holdings) Ltd.	4,680,000	18,039
Fubon Financial Holding Co., Ltd.	18,535,000	16,251
Dah Sing Financial Holdings Ltd.	2,220,400	15,528
		12,191,654

UTILITIES — 10.55%
E.ON AG	10,129,700	1,128,829
Exelon Corp.	11,470,000	658,607
National Grid PLC	52,477,551	536,457
Veolia Environnement	10,546,100	532,580
Scottish Power PLC	46,577,000	474,070
Gas Natural SDG, SA	10,120,000	291,720
PPL Corp.	8,650,000	260,624
FirstEnergy Corp.	5,010,500	251,026
Dominion Resources, Inc.	3,019,490	228,062
Southern Co.	6,000,000	208,800
Hongkong Electric Holdings Ltd.	35,750,000	171,897
Public Service Enterprise Group Inc.	2,386,300	166,134
Edison International	3,000,000	131,460
Xcel Energy Inc.	6,016,000	116,831
Cheung Kong Infrastructure Holdings Ltd.	36,022,000	111,910
Cia. de Saneamento Básico de Estado de São Paulo — SABESP (ADR)	5,237,500	108,626
Ameren Corp.	2,076,020	105,379
NiSource Inc.	4,789,307	98,324
Northeast Utilities	4,645,000	92,343
FPL Group, Inc.	2,000,000	83,580
Consolidated Edison, Inc.	1,650,000	77,567
Energy East Corp.	2,830,000	70,326
Equitable Resources, Inc.	1,780,000	65,682
Progress Energy, Inc.	1,200,000	52,344
Entergy Corp.	752,500	52,306
KeySpan Corp.	1,390,000	49,929
Scottish and Southern Energy PLC	2,400,000	45,573
DTE Energy Co.	1,000,000	42,200
Duke Energy Corp.	1,400,000	39,690
Cinergy Corp.	819,000	35,586
Pinnacle West Capital Corp.	800,000	34,088
Westar Energy, Inc.	1,564,500	32,229
American Electric Power Co., Inc.	684,600	25,549
United Utilities PLC	1,666,666	20,043
Hong Kong and China Gas Co. Ltd.	7,800,000	17,093
		6,417,464

TELECOMMUNICATION SERVICES — 7.61%
AT&T Inc.	35,419,452	919,135
BellSouth Corp.	23,780,000	684,151
Koninklijke KPN NV	58,237,900	561,238
Verizon Communications Inc.	13,585,000	430,101
Chunghwa Telecom Co., Ltd. (ADR)	14,767,600	274,973
Chunghwa Telecom Co., Ltd.	78,348,000	138,369
KT Corp. (ADR)	12,637,420	266,776
KT Corp.	170,720	6,846
Vodafone Group PLC	121,701,000	255,089
Vodafone Group PLC (ADR)	875,000	18,471
France Télécom, SA	9,530,000	216,258
BT Group PLC	50,600,000	184,705
Telecom Corp. of New Zealand Ltd.	39,363,919	152,618
Telefónica, SA	9,854,480	150,037
Belgacom SA	4,521,692	138,948
Deutsche Telekom AG	5,000,000	78,975
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	111,427,500	75,007
Advanced Info Service PCL	27,980,000	74,105
		4,625,802

CONSUMER STAPLES — 6.27%
Altria Group, Inc.	12,750,500	922,371
Nestlé SA	1,150,000	336,493
Reynolds American Inc.	2,690,000	272,040
H.J. Heinz Co.	7,880,000	267,447
UST Inc.	6,575,000	256,031
Diageo PLC	13,720,000	203,862
ConAgra Foods, Inc.	9,716,800	201,429
Altadis, SA	4,654,995	193,040
Foster’s Group Ltd.	47,374,500	188,296
Gallaher Group PLC	11,980,292	183,864
Imperial Tobacco Group PLC	5,790,000	171,962
Sara Lee Corp.	7,200,000	131,616
Coca-Cola Co.	2,625,000	108,623
KT&G Corp.	2,050,000	99,838
General Mills, Inc.	1,700,000	82,637
Unilever NV	1,093,600	76,557
Unilever PLC	4,500,000	47,241
Lion Nathan Ltd.	4,431,066	25,031
Wolverhampton & Dudley Breweries, PLC	1,066,255	23,504
WD-40 Co.	636,650	19,997
		3,811,879

ENERGY — 5.62%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	465,055
Royal Dutch Shell PLC, Class B	6,997,187	250,571
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	133,995
Husky Energy Inc.	9,315,000	583,411
ENI SpA	12,272,000	370,118
TOTAL SA (ADR)	1,752,900	242,479
TOTAL SA	375,000	103,279
Norsk Hydro ASA	2,294,000	280,708
SBM Offshore NV1	2,083,797	210,793
Chevron Corp.	3,100,300	184,096
Repsol YPF, SA	5,856,000	158,371
ConocoPhillips	2,360,000	152,692
Kinder Morgan, Inc.	1,275,569	122,773
Enbridge Inc.	3,531,116	111,415
Marathon Oil Corp.	650,000	49,965
		3,419,721

INDUSTRIALS — 5.32%
General Electric Co.	12,000,000	393,000
Siemens AG	3,525,000	320,732
Abertis Infraestructuras SA	9,268,021	245,927
Macquarie Infrastructure Group	68,202,140	181,576
Sandvik AB	3,375,000	165,584
Macquarie Airports	59,516,626	139,600
GS Engineering & Construction Co. Ltd.[1]	2,550,000	129,774
Qantas Airways Ltd.	40,322,741	125,599
SembCorp Marine Ltd.	67,499,000	123,641
Emerson Electric Co.	1,470,000	113,851
Koninklijke BAM Groep NV	1,220,139	109,154
Transport International Holdings Ltd.	15,914,000	93,752
Stagecoach Group PLC	46,814,168	93,135
Singapore Technologies Engineering Ltd.	50,098,000	92,385
Hubbell Inc., Class B	1,910,000	85,855
Uponor Oyj	3,480,000	85,719
Waste Management, Inc.	2,600,000	82,108
Leighton Holdings Ltd.	5,347,000	81,662
Geberit AG	88,850	80,628
ComfortDelGro Corp. Ltd.	67,824,451	71,112
Transurban Group[2]	12,826,502	69,264
Hyundai Development Co.	1,678,220	66,506
BRISA-Auto-Estradas de Portugal, SA	7,287,052	63,512
Spirax-Sarco Engineering PLC	3,336,391	55,264
SMRT Corp. Ltd.	73,763,000	52,772
Singapore Post Private Ltd.	44,060,000	31,794
Fong’s Industries Co. Ltd.[1]	36,590,000	28,301
Seco Tools AB, Class B	505,000	25,969
KCI Konecranes International Corp.	346,850	18,983
Macquarie Infrastructure Company Trust	339,100	11,089
		3,238,248

MATERIALS — 2.63%
Dow Chemical Co.	4,250,000	179,775
UPM-Kymmene Corp.	6,600,000	134,489
POSCO	495,000	113,826
Fletcher Building Ltd.	21,176,596	109,230
Norske Skogindustrier ASA, Class A	6,582,142	108,509
Akzo Nobel NV	2,135,000	103,108
Lyondell Chemical Co.	3,600,000	86,436
Taiwan Fertilizer Co., Ltd.[1]	63,700,000	78,590
Worthington Industries, Inc.	3,639,800	75,089
PaperlinX Ltd.[1]	28,987,000	74,987
Siam City Cement PCL	7,420,800	71,365
Stora Enso Oyj, Class R	5,000,000	69,156
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	65,648
AngloGold Ashanti Ltd.	987,000	60,425
RPM International, Inc.	3,025,000	57,172
LG Petrochemical Co., Ltd.	1,843,750	41,917
Cia. Vale do Rio Doce, ordinary nominative (ADR)	800,000	41,016
M-real Oyj, Class B	4,996,500	25,257
Holmen AB, Class B	650,000	24,046
Temple-Inland Inc.	472,860	22,177
Boral Ltd.	2,864,235	19,420
Hung Hing Printing Group Ltd.	29,024,000	18,333
Compass Minerals International, Inc.	550,300	13,548
MeadWestvaco Corp.	200,000	5,338
		1,598,857

CONSUMER DISCRETIONARY — 2.55%
DSG International PLC	54,809,561	170,864
Kingfisher PLC	37,845,000	159,657
General Motors Corp.	6,550,000	157,593
Esprit Holdings Ltd.	14,579,000	126,763
Shangri-La Asia Ltd.	60,472,000	98,222
Rank Group PLC	20,200,000	96,610
Kesa Electricals PLC	21,750,000	96,200
Macquarie Communications Infrastructure Group	19,019,000	82,622
Hilton Group PLC	11,900,000	76,995
KangwonLand Inc.	3,351,280	70,947
Schibsted ASA	1,907,400	55,742
Harrah’s Entertainment, Inc.	725,000	53,360
Hyatt Regency SA	3,949,380	53,045
Greene King PLC	3,927,110	52,039
Intercontinental Hotels Group PLC	3,284,906	50,531
Hyundai Motor Co., nonvoting preferred, Series 2	750,000	42,783
ServiceMaster Co.	2,729,200	35,316
Ekornes ASA	1,455,425	27,701
Fisher & Paykel Appliances Holdings Ltd.	10,600,000	25,341
Accor SA	309,600	18,514
		1,550,845

HEALTH CARE — 2.21%
Merck & Co., Inc.	13,800,000	$476,100
Bristol-Myers Squibb Co.	16,500,000	376,035
Sanofi-Aventis	1,900,000	173,775
Sonic Healthcare Ltd.	13,348,349	150,909
Cochlear Ltd.	2,480,600	86,340
Fisher & Paykel Healthcare Corp. Ltd.[1]	33,061,000	83,567
		1,346,726

INFORMATION TECHNOLOGY — 1.00%
Microsoft Corp.	13,185,000	371,158
Delta Electronics, Inc.	65,742,382	137,105
Taiwan Semiconductor Manufacturing Co. Ltd.	23,704,736	47,135
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,910,396	20,632
Rotork PLC	2,400,000	30,481
		606,511

MISCELLANEOUS — 4.45%
Other common stocks in initial period of acquisition		2,707,428

Total common stocks (cost: $32,174,810,000)		41,515,135

Preferred stocks — 0.23%

FINANCIALS — 0.23%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,4]	26,850,000	28,303
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,4]	22,500,000	25,909
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	23,750
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]	14,520,000	14,134
Fannie Mae, Series O, 7.00% preferred[3]	245,000	13,429
HSBC Holdings PLC 4.61%[3,4]	6,000,000	5,635
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[3,4]	4,000,000	4,658
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	10,152
ING Capital Funding Trust III 8.439% noncumulative preferred[4]	5,835,000	6,601
Deutsche Bank Capital Funding Trust I, 7.872%[3,4]	3,950,000	4,260

Total preferred stocks (cost: $137,142,000)		136,831

Convertible securities — 0.74%	Shares or principal amount

FINANCIALS — 0.30%
Fannie Mae 5.375% convertible preferred	965	93,002
UnumProvident Corp. 8.25% ACES convertible 2006	1,000,000 units	38,760
CapitalSource Inc. 3.50% convertible debentures 2034	$33,000,000	31,680
Chubb Corp. 7.00% convertible preferred 2006	600,000 units	20,148
		183,590

UTILITIES — 0.13%
PG&E Corp. 9.50% convertible note 2010	$28,000,000	78,610

HEALTH CARE — 0.12%
Schering-Plough Corp. 6.00% convertible preferred 2007	1,000,000	$51,280
Baxter International Inc. 7.00% convertible preferred 2006	400,000 units	20,624
		71,904

MATERIALS — 0.08%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[3]	35,000	47,773

CONSUMER STAPLES — 0.05%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,200,000 units	29,460

CONSUMER DISCRETIONARY — 0.04%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	473,600	15,226
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$17,500,000	11,564
		26,790

INDUSTRIALS — 0.02%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	100,000	10,275

Total convertible securities (cost: $413,863,000)		448,402

Bonds & notes — 21.06%	Principal amount (000)

MORTGAGE-BACKED OBLIGATIONS[5]— 5.98%
Fannie Mae 4.89% 2012	$25,000	24,646
Fannie Mae 4.00% 2015	71,600	68,786
Fannie Mae 11.00% 2015	666	757
Fannie Mae 6.00% 2016	1,045	1,068
Fannie Mae 7.00% 2016	134	137
Fannie Mae 11.00% 2016	355	405
Fannie Mae 5.00% 2017	247	245
Fannie Mae 6.00% 2017	13,511	13,804
Fannie Mae 6.00% 2017	3,396	3,469
Fannie Mae 6.00% 2017	1,952	1,995
Fannie Mae 6.00% 2017	1,635	1,670
Fannie Mae 6.00% 2017	635	648
Fannie Mae 6.00% 2017	356	364
Fannie Mae 5.00% 2018	41,137	40,760
Fannie Mae 5.00% 2018	2,611	2,587
Fannie Mae 11.00% 2018	766	880
Fannie Mae 5.50% 2019	35,015	35,289
Fannie Mae 11.00% 2020	327	365
Fannie Mae 10.50% 2022	666	744
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	566	591
Fannie Mae 7.50% 2029	112	117
Fannie Mae 7.00% 2030	426	443
Fannie Mae 6.50% 2031	1,038	1,067
Fannie Mae 6.50% 2031	933	961
Fannie Mae 6.50% 2031	445	458
Fannie Mae 7.00% 2031	409	426
Fannie Mae 7.50% 2031	422	443
Fannie Mae 7.50% 2031	81	85
Fannie Mae 6.50% 2032	487	500
Fannie Mae 6.50% 2032	281	288
Fannie Mae 7.00% 2032	544	566
Fannie Mae 3.75% 2033[4]	16,355	16,015
Fannie Mae 4.032% 2033[4]	3,126	3,083
Fannie Mae 4.181% 2033[4]	3,601	3,558
Fannie Mae 6.00% 2033	348	352
Fannie Mae 6.50% 2033	6,114	6,284
Fannie Mae 5.50% 2034	25,169	24,931
Fannie Mae 5.50% 2034	23,790	23,580
Fannie Mae 5.50% 2034	12,545	12,427
Fannie Mae 6.00% 2034	60,926	61,543
Fannie Mae 6.00% 2034	60,179	60,826
Fannie Mae 6.00% 2034	9,476	9,572
Fannie Mae 6.00% 2034	6,895	6,964
Fannie Mae 6.00% 2034	4,047	4,088
Fannie Mae 6.00% 2034	3,688	3,725
Fannie Mae 6.00% 2034	3,414	3,448
Fannie Mae 6.00% 2034	3,292	3,325
Fannie Mae 6.00% 2034	3,234	3,269
Fannie Mae 6.00% 2034	3,083	3,115
Fannie Mae 6.00% 2034	2,785	2,813
Fannie Mae 6.00% 2034	2,573	2,599
Fannie Mae 6.00% 2034	2,468	2,493
Fannie Mae 6.00% 2034	2,436	2,460
Fannie Mae 6.00% 2034	2,125	2,149
Fannie Mae 6.00% 2034	1,135	1,146
Fannie Mae 6.00% 2034	868	877
Fannie Mae 6.00% 2034	178	180
Fannie Mae 6.00% 2034	77	78
Fannie Mae 6.50% 2034	10,013	10,295
Fannie Mae 4.50% 2035[4]	11,528	11,340
Fannie Mae 5.00% 2035	13,875	13,408
Fannie Mae 5.00% 2035	6,226	6,016
Fannie Mae 5.50% 2035	145,980	144,601
Fannie Mae 5.50% 2035	97,121	96,082
Fannie Mae 5.50% 2035	29,046	28,735
Fannie Mae 5.50% 2035	20,626	20,405
Fannie Mae 5.50% 2035	19,087	18,889
Fannie Mae 5.50% 2035	18,812	18,616
Fannie Mae 5.50% 2035	16,716	16,538
Fannie Mae 5.50% 2035	15,000	14,932
Fannie Mae 5.50% 2035	13,997	13,865
Fannie Mae 5.50% 2035	13,110	12,974
Fannie Mae 5.50% 2035	11,641	11,520
Fannie Mae 6.00% 2035	118,994	120,198
Fannie Mae 6.00% 2035	14,000	14,139
Fannie Mae 6.00% 2036	80,000	80,797
Fannie Mae 6.00% 2036	29,916	30,213
Fannie Mae 6.00% 2036	20,084	20,284
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	2,217	2,207
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	668	694
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	8,837	8,595
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	9,190	9,220
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[4]	49,906	49,575
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	80,288	80,095
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	43,433	42,894
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	39,945	39,554
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035	19,899	19,571
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	19,114	19,107
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	9,084	9,064
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	3,000	2,996
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	6,683	6,616
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	40,440	40,151
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	31,117	31,057
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,835	2,834
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036	2,872	2,760
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 2-A-1, 5.75% 2036	10,864	10,887
Freddie Mac 4.00% 2015	83,825	80,014
Freddie Mac 6.00% 2017	618	630
Freddie Mac 4.50% 2018	7,128	6,932
Freddie Mac 5.00% 2018	14,152	14,024
Freddie Mac 6.50% 2032	6,071	6,234
Freddie Mac 7.50% 2032	3,029	3,180
Freddie Mac 4.648% 2035[4]	28,512	28,047
Freddie Mac 4.791% 2035[4]	30,902	30,491
Freddie Mac, Series 3061, Class PN, 5.50% 2035	29,678	29,784
Freddie Mac 6.00% 2036	108,535	109,658
Freddie Mac 6.50% 2036	50,000	51,228
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 4.87% 2021[3,4]	17,067	17,067
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	4,168	4,184
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,885	1,894
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,246	2,280
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	5,540	5,637
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.628% 2034[4]	10,360	10,202
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.676% 2034[4]	10,629	10,472
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.688% 2034[4]	24,343	24,040
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	9,434	9,602
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,959
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	8,316	8,276
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	50,232
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[3]	1,435	1,542
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	5,266	5,171
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	13,124	12,776
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	37,500	37,267
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,852
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.848% 2033[4]	10,904	10,814
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.062% 2034[4]	7,598	7,378
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.782% 2034[4]	5,612	5,528
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.172% 2034[4]	5,469	5,450
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	13,537	13,428
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.733% 2035[4]	74,567	74,650
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.987% 2033[4]	5,710	5,580
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.403% 2034[4]	8,693	8,521
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.981% 2034[4]	10,707	10,573
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.151% 2034[4]	14,383	14,272
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	48,676
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	6,250	6,336
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	55,871	54,393
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	26,000	25,368
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	7,669	7,513
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	72,548	72,001
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	18,237	18,160
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,475	1,470
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	13,698	13,175
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,303	7,169
Residential Accredit Loans, Inc., Series 2005-QS15, Class 2-A, 6.00% 2035	12,480	12,479
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	12,202	12,202
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	11,893	11,860
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[4]	5,385	5,273
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[4]	4,725	4,711
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.344% 2033[4]	4,111	4,035
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.588% 2034[4]	5,536	5,434
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.79% 2045[4]	34,613	34,634
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.699% 2034[4]	28,615	28,063
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	7,556	7,555
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	27,463	27,489
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	16,114
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	12,579	12,877
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	26,331
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-2, 6.70% 2034	4,614	4,919
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	26,000	25,386
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	13,620	13,275
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	20,000	19,444
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020	15,932	15,956
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020	1,932	1,955
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.79% 2035[4]	39,171	39,214
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.875% 2035[4]	49,984	50,257
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	11,106	11,189
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	22,492	23,055
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	10,945	10,687
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043	4,948	4,884
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	10,525	10,761
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,533
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,832
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	42,279	42,272
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	4,549	4,562
Government National Mortgage Assn. 4.00% 2035[4]	28,414	27,835
Government National Mortgage Assn. 4.00% 2035[4]	8,832	8,631
Government National Mortgage Assn. 4.00% 2035[4]	8,644	8,448
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.186% 2035[4]	42,388	41,929
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,100	1,099
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,404	2,403
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	9,835	9,709
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	5,100	5,087
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	10,593	10,600
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	12,540	12,720
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[3]	22,000	22,025
SBA CMBS Trust, Series 2005-1C, 5.731% 2035[3]	17,320	17,358
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[4]	34,633	34,231
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	30,081
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	24,455	24,370
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	8,467
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[3]	13,900	15,465
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.535% 2027[3,4]	2,246	2,283
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,577	13,845
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	7,622	7,445
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	20,000	20,140
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1, 4.482% 2006	2,875	2,870
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	9,338	9,582
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	7,400	7,467
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.847% 2035[3,4]	2,000	2,117
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	18,031	17,424
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042	19,500	19,511
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.988% 2035[4]	18,496	18,669
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	9,631	10,061
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	7,014	7,518
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-1, 5.02% 2035	4,843	4,837
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	12,317	11,894
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A-6, 3.40% 2033	2,000	1,902
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	9,000	8,788
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	5,943
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.053% 2035[4]	14,469	14,520
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	14,360	14,316
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	11,697	11,699
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	11,387	11,503
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.946% 2035[4]	11,130	10,992
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[3]	10,000	10,642
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[4]	7,271	7,193
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 3.408% 2034[4]	3,288	3,237
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	10,099
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[4]	10,000	9,660
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	7,370	7,612
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	7,075	7,137
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,839
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.188% 2034[3,4]	2,000	2,147
		3,634,906

FINANCIALS — 3.43%
USA Education, Inc. 5.625% 2007	40,000	40,126
SLM Corp., Series A, 3.625% 2008	10,000	9,718
SLM Corp., Series A, 4.00% 2009	10,000	9,696
SLM Corp., Series A, 4.763% 2009[4]	20,000	19,972
SLM Corp., Series A, 5.55% 2009[4]	10,000	9,759
SLM Corp., Series A, 4.50% 2010	51,000	49,610
SLM Corp., Series A, 5.375% 2014	10,000	9,985
ASIF Global Financing XXIII 3.90% 2008[3]	13,605	13,219
AIG SunAmerica Global Financing VII 5.85% 2008[3]	7,500	7,640
International Lease Finance Corp., Series P, 3.125% 2007	5,000	4,877
International Lease Finance Corp. 4.35% 2008	28,500	27,925
International Lease Finance Corp. 4.50% 2008	17,000	16,794
International Lease Finance Corp. 6.375% 2009	15,000	15,530
International Lease Finance Corp. 5.00% 2010	6,560	6,512
International Lease Finance Corp. 5.00% 2012	10,000	9,781
American International Group, Inc. 4.70% 2010[3]	5,000	4,913
American International Group, Inc. 5.50% 2015[3]	3,000	2,927
ASIF Global Financing XIX 4.90% 2013[3]	4,000	3,951
ILFC E-Capital Trust I 5.90% 2065[3,4]	6,000	6,017
ILFC E-Capital Trust II 6.25% 2065[3,4]	17,000	17,168
BankBoston NA 7.00% 2007	7,500	7,732
MBNA Corp. 5.625% 2007	26,000	26,286
MBNA Corp., Series F, 4.721% 2008[4]	7,500	7,564
MBNA America Bank, National Association 5.375% 2008	15,500	15,618
BankAmerica Corp. 7.125% 2006	1,000	1,006
BankAmerica Corp. 5.875% 2009	7,500	7,690
BankAmerica Corp. 7.125% 2011	1,750	1,920
Bank of America Corp. 5.25% 2007	20,000	20,070
Bank of America Corp. 3.875% 2008	4,400	4,315
Bank of America Corp. 4.50% 2010	18,000	17,649
Bank of America Corp. 4.875% 2012	2,000	1,974
Household Finance Corp. 5.75% 2007	11,000	11,076
Household Finance Corp. 4.125% 2008	6,000	5,850
Household Finance Corp. 6.40% 2008	60,000	61,738
HSBC Bank USA 4.625% 2014[3]	6,000	5,728
HSBC Finance Corp. 5.00% 2015	4,535	4,375
Prudential Financial, Inc. 4.104% 2006	15,000	14,906
Prudential Insurance Co. of America 6.375% 2006[3]	35,445	35,684
PRICOA Global Funding I, 4.52% 2007[3,4]	2,000	2,003
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	4,500	4,364
Prudential Funding, LLC, Series B, 6.60% 2008[3]	12,412	12,858
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	15,000	18,852
EOP Operating LP 8.375% 2006	600	602
EOP Operating LP 7.75% 2007	45,000	46,959
EOP Operating LP 6.75% 2008	9,195	9,470
EOP Operating LP 4.65% 2010	19,500	18,904
EOP Operating LP 7.00% 2011	4,000	4,277
Spieker Properties, LP 6.75% 2008	3,500	3,600
Spieker Properties, LP 7.125% 2009	2,000	2,115
Allstate Corp. 5.375% 2006	20,000	20,048
Allstate Financial Global Funding LLC 5.25% 2007[3]	15,000	15,014
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,752
Allstate Financing II 7.83% 2045	18,537	19,561
Bank One, National Association 5.50% 2007	20,000	20,127
J.P. Morgan Chase & Co. 3.50% 2009	10,000	9,572
J.P. Morgan Chase & Co. 4.50% 2010	20,000	19,529
J.P. Morgan Chase & Co. 4.891% 2015	20,000	19,719
Washington Mutual, Inc. 7.50% 2006	26,500	26,872
Washington Mutual, Inc. 5.625% 2007	7,000	7,040
Washington Mutual, Inc. 4.20% 2010	22,500	21,698
Washington Mutual, Inc. 4.897% 2012[4]	10,000	10,017
CIT Group Inc. 3.65% 2007	11,000	10,746
CIT Group Inc. 3.375% 2009	5,000	4,748
CIT Group Inc. 6.875% 2009	16,000	16,908
CIT Group Inc. 4.25% 2010	10,000	9,687
CIT Group Inc. 5.20% 2010	20,000	20,040
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[3]	10,000	9,737
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[3]	42,000	41,979
Monumental Global Funding II, Series 2004-E, 4.611% 2007[3,4]	2,000	2,003
Monumental Global Funding II, Series 2006-A, 4.62% 2009[3,4]	2,000	2,001
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,386
Developers Diversified Realty Corp. 4.625% 2010	19,750	19,108
Developers Diversified Realty Corp. 5.00% 2010	22,500	22,133
Capital One Bank 6.875% 2006	10,000	10,000
Capital One Bank 5.75% 2010	3,000	3,064
Capital One Bank 6.50% 2013	13,477	14,263
Capital One Financial Corp. 7.125% 2008	5,750	6,009
Capital One Financial Corp. 6.25% 2013	5,000	5,209
Capital One Financial Corp. 5.50% 2015	12,000	11,874
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,174
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	30,136
Liberty Mutual Group Inc. 5.75% 2014[3]	20,000	19,814
Liberty Mutual Group Inc. 6.50% 2035[3]	28,500	28,113
iStar Financial, Inc., Series B, 4.875% 2009[1]	2,000	1,971
iStar Financial, Inc. 5.375% 2010[1]	25,675	25,539
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,789
iStar Financial, Inc. 5.80% 2011[1]	7,600	7,671
Wells Fargo & Co. 5.125% 2007	27,500	27,515
Wells Fargo & Co. 4.125% 2008	15,000	14,764
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	38,500	37,153
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	5,000	4,903
CNA Financial Corp. 6.75% 2006	2,500	2,530
CNA Financial Corp. 6.60% 2008	4,000	4,125
CNA Financial Corp. 5.85% 2014	33,000	33,012
Lazard Group LLC 7.125% 2015	35,000	36,731
XL Capital Ltd. 5.25% 2014	10,000	9,753
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	24,070	23,797
American Express Credit Corp. 3.00% 2008	10,000	9,580
American Express Co. 4.75% 2009	15,000	14,924
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,995
ING Security Life Institutional Funding 2.70% 2007[3]	15,000	14,596
ING Security Life Institutional Funding 4.79% 2010[3,4]	4,000	4,007
ING Groep NV 5.775% (undated)[4]	14,650	14,749
Commercial Credit Co. 6.625% 2006	1,975	2,002
Citigroup Inc. 4.125% 2010	11,000	10,663
Citigroup Inc. 4.625% 2010	10,000	9,846
Citigroup Inc. 5.125% 2014	10,000	9,945
Hospitality Properties Trust 7.00% 2008	5,500	5,683
Hospitality Properties Trust 6.75% 2013	18,925	20,066
Hospitality Properties Trust 5.125% 2015	5,000	4,759
Nationwide Life Insurance Co. 5.35% 2007[3]	27,500	27,536
HBOS PLC, Series B, 5.92% (undated)[3,4]	26,500	26,533
PNC Funding Corp. 5.75% 2006	7,500	7,529
PNC Funding Corp. 4.20% 2008	10,000	9,842
PNC Funding Corp. 5.125% 2010	9,000	8,998
Willis North America Inc. 5.125% 2010	20,950	20,817
Willis North America Inc. 5.625% 2015	3,000	3,000
Marsh & McLennan Companies, Inc. 5.75% 2015	22,500	22,540
ProLogis Trust 5.25% 2010[3]	22,000	21,954
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[3]	20,000	19,459
MetLife, Inc. 5.00% 2015	2,500	2,448
Bank of Ireland 6.107% (undated)[3]	21,500	21,742
Simon Property Group, LP 6.375% 2007	5,000	5,103
Simon Property Group, LP 5.375% 2008	2,000	2,009
Simon Property Group, LP 3.75% 2009	3,000	2,880
Simon Property Group, LP 4.875% 2010	5,000	4,937
Simon Property Group, LP 4.875% 2010	2,500	2,465
Simon Property Group, Inc. 5.375% 2011[3]	2,000	2,001
Rouse Co. 3.625% 2009	5,000	4,665
Rouse Co. 7.20% 2012	9,446	9,840
Rouse Co. 5.375% 2013	4,000	3,773
BNP Paribas 4.80% 2015[3]	5,000	4,840
BNP Paribas 5.186% noncumulative (undated)[3,4]	13,250	12,755
Archstone-Smith Operating Trust 5.00% 2007	5,000	5,005
Archstone-Smith Operating Trust 5.625% 2014	11,750	11,915
ACE Capital Trust II 9.70% 2030	12,210	16,822
Genworth Financial, Inc. 4.75% 2009	13,795	13,648
Genworth Global Funding Trust, Series 2005-A, 4.66% 2010[4]	3,000	3,005
ERP Operating LP 4.75% 2009	6,360	6,280
ERP Operating LP 6.95% 2011	8,200	8,825
ERP Operating LP 6.625% 2012	1,250	1,337
Resona Bank, Ltd. 5.85% (undated)[3,4]	16,400	16,333
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,675
Principal Life Global Funding I 4.40% 2010[3]	10,000	9,695
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	4,000	4,019
Banco Santander Central Hispano, SA 7.625% 2010	10,000	11,029
Abbey National PLC 6.70% (undated)[4]	2,412	2,487
Plum Creek Timberlands, LP 5.875% 2015	13,000	13,066
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	13,000	12,764
Zions Bancorporation 6.00% 2015	11,585	12,026
Price REIT, Inc. 7.50% 2006	4,900	4,992
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,883
Kimco Realty Corp. 6.00% 2012	2,000	2,073
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	10,000	9,942
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,648
Barclays Bank PLC 8.55% (undated)[3,4]	8,080	9,259
UniCredito Italiano Capital Trust II 9.20% (undated)[3]	8,000	9,219
National Westminster Bank PLC 7.375% 2009	3,000	3,243
National Westminster Bank PLC 7.75% (undated)[4]	4,588	4,776
Signet Bank 7.80% 2006	7,760	7,898
Skandinaviska Enskilda Banken AB 4.958% (undated)[3,4]	5,000	4,760
Skandinaviska Enskilda Banken AB 5.471% (undated)[3,4]	3,000	2,947
Boston Properties LP 6.25% 2013	6,500	6,783
Lincoln National Corp. 5.25% 2007	6,145	6,153
Federal Realty Investment Trust 6.125% 2007	4,500	4,560
Federal Realty Investment Trust 8.75% 2009	1,000	1,117
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	5,000	4,978
New York Life Global Funding 4.625% 2010[3]	5,000	4,933
St. Paul Travelers Companies, Inc. 5.50% 2015	4,000	4,014
Deutsche Bank Financial LLC 5.375% 2015	4,000	4,013
Independence Community Bank 3.75% 2014[4]	4,000	3,826
Assurant, Inc. 5.625% 2014	3,000	3,013
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[3]	2,000	1,997
Hartford Financial Services Group, Inc. 2.375% 2006	2,000	1,984
Downey Financial Corp. 6.50% 2014	1,900	1,896
		2,088,958

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 2.76%
U.S. Treasury 6.50% 2006	45,000	45,573
U.S. Treasury 6.875% 2006	25,000	25,162
U.S. Treasury 7.00% 2006	20,000	20,211
U.S. Treasury 6.125% 2007	100,000	102,328
U.S. Treasury 3.625% 2009	120,000	116,681
U.S. Treasury 6.00% 2009	100,000	104,898
U.S. Treasury 5.75% 2010	100,000	105,125
U.S. Treasury 6.50% 2010	30,000	32,177
U.S. Treasury 13.875% 2011	126,489	129,839
U.S. Treasury 10.375% 2012	25,000	27,484
U.S. Treasury 12.00% 2013	64,000	75,430
U.S. Treasury 11.75% 2014	50,000	62,437
U.S. Treasury 13.25% 2014	20,000	25,278
U.S. Treasury Principal Strip 0% 2018	11,460	6,439
U.S. Treasury Principal Strip 0% 2029	7,950	2,702
U.S. Treasury 5.375% 2031	64,000	70,470
Freddie Mac 3.375% 2007	15,284	14,957
Freddie Mac 5.125% 2008	75,000	75,663
Freddie Mac 5.75% 2009	75,000	77,062
Freddie Mac 6.625% 2009	75,000	79,452
Freddie Mac 4.125% 2010	35,000	34,029
Freddie Mac 5.50% 2011	50,000	51,594
Freddie Mac 5.875% 2011	100,000	103,700
Freddie Mac 4.50% 2014	10,000	9,752
Federal Agricultural Mortgage Corp. 4.25% 2008	45,000	44,388
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	55,000	54,956
Fannie Mae 6.34% 2007	20,000	20,489
Fannie Mae 7.125% 2007	50,000	51,248
Fannie Mae 5.75% 2008	20,000	20,379
Federal Home Loan Bank 3.375% 2007	93,295	91,138
		1,681,041

ASSET-BACKED OBLIGATIONS[5]— 2.12%
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	1,704	1,663
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	3,105	3,081
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	1,026	1,023
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[3]	10,000	9,852
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	21,353	21,023
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	25,246	24,958
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[3]	12,000	11,825
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[3]	12,500	12,375
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2015[3]	20,000	19,946
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[3]	5,694	5,613
Drivetime Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 3.799% 2008[3]	13,195	13,137
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009[3]	16,656	16,474
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	18,579	18,431
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[3]	31,488	31,276
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	21,400	21,199
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3]	14,000	13,864
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	18,750	18,349
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	30,000	30,164
CWABS, Inc., Series 2004-15, Class AF-3, 4.025% 2031	20,000	19,624
CWABS, Inc., Series 2004-10, Class 2-AV-2, 4.88% 2033[4]	18,983	18,998
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	14,340
CWABS, Inc., Series 2005-BC1, Class 2-A-1, 4.62% 2035[4]	2,702	2,704
CWABS, Inc., Series 2005-3, Class 3-AV-1, 4.63% 2035[4]	12,946	12,946
CWABS, Inc., Series 2004-12, Class AF-6, 4.634% 2035	8,000	7,662
CWABS, Inc., Series 2005-11, Class AF-6, 5.05% 2036	5,000	4,830
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	39,850	39,259
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	14,000	13,880
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	12,625	12,655
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,593
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	40,500	39,146
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035	5,790	5,740
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	25,004	24,802
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	20,000	19,784
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	5,000	4,841
PG Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	28,800	28,910
PG Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,228
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	48,860	47,827
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 4.56% 2011[4]	17,000	16,968
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.62% 2013[4]	29,000	28,945
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	25,881	25,647
New Century Home Equity Loan Trust, Series 2005-A, Class A-1A, 4.65% 2035[4]	10,569	10,571
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 6.501% 2007[3,4]	35,000	35,416
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 4.85% 2029[4]	18,656	18,706
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.76% 2035[4]	15,075	15,091
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	32,865
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	8,500	8,317
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,693
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	15,000	14,524
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	15,000	14,905
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	9,633	9,795
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	16,190	16,989
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-3, 5.09% 2032	16,798	16,562
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[4]	8,653	8,437
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A-3, 3.06% 2008	23,508	23,350
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	23,530	23,092
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[3]	2,847	2,785
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	20,000	19,819
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.03% 2034[4]	20,906	20,974
Home Equity Asset Trust, Series 2004-7, Class M-2, 5.19% 2035[4]	20,000	20,170
Providian Master Note Trust, Series 2005-A1A, Class A, 4.53% 2012[3,4]	20,000	20,016
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.85% 2034[4]	19,950	19,987
Fremont Home Loan Trust, Series 2004-4, Class II-A2, 4.81% 2035[4]	15,569	15,602
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.041% 2030[4]	15,000	15,351
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 5.47% 2013[4]	15,000	15,274
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	15,400	15,212
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2036[3]	15,000	14,946
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[3]	15,000	14,632
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	13,150	13,067
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.93% 2034[4]	7,595	7,668
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.13% 2034[4]	4,906	4,928
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[3]	11,198	11,053
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	11,060	10,959
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	10,000	9,868
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	9,351	9,777
PSE&G Transition Funding II LLC, Series 2005-1, Class A-3, 4.49% 2015	10,000	9,631
GMACM Home Equity Loan Trust, Series 2004-HE5, Class A-6, 4.388% 2034	8,000	7,736
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	7,500	7,511
MMCA Auto Owner Trust, Series 2001-3, Class B, 5.42% 2008[4]	236	236
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,930	1,913
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009	2,059	2,056
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	2,860	2,853
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.67% 2019[3,4]	6,889	6,896
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,589
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.07% 2013[4]	5,000	5,096
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	2,935	2,841
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 4.95% 2033[4]	1,958	1,960
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[3]	116	116
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	1,849	1,827
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	1,712	1,693
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031[4]	1,381	1,378
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[3,4,6,7]	3,000	120
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[3,6]	5,000	200
		1,291,635

CONSUMER DISCRETIONARY — 1.74%
Residential Capital Corp. 5.67% 2008[4]	13,750	13,884
Residential Capital Corp. 6.375% 2010	18,990	19,485
General Motors Acceptance Corp. 7.75% 2010	3,555	3,503
General Motors Acceptance Corp. 6.875% 2011	26,450	25,281
General Motors Acceptance Corp. 7.25% 2011	88,320	85,300
General Motors Acceptance Corp. 7.00% 2012	5,000	4,767
Ford Motor Credit Co. 6.50% 2007	6,000	5,937
Ford Motor Credit Co. 7.20% 2007	5,000	4,906
Ford Motor Credit Co. 5.80% 2009	17,000	15,434
Ford Motor Credit Co. 5.70% 2010	15,000	13,279
Ford Motor Credit Co. 7.875% 2010	36,000	33,906
Ford Motor Credit Co. 7.375% 2011	15,000	13,920
Comcast Cable Communications, Inc. 8.375% 2007	26,000	27,032
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,863
Comcast Corp. 5.45% 2010	9,500	9,535
Comcast Corp. 5.85% 2015	10,000	10,018
Tele-Communications, Inc. 7.875% 2013	10,000	11,198
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	36,105
Clear Channel Communications, Inc. 6.00% 2006	7,000	7,041
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,442
Clear Channel Communications, Inc. 7.65% 2010	3,660	3,899
AOL Time Warner Inc. 6.15% 2007	20,000	20,228
AOL Time Warner Inc. 6.875% 2012	10,000	10,634
Time Warner Inc. 8.18% 2007	10,000	10,436
Time Warner Companies, Inc. 9.125% 2013	10,000	11,802
Viacom Inc. 5.625% 2007	25,000	25,101
Viacom Inc. 7.70% 2010	25,000	27,065
May Department Stores Co. 4.80% 2009	38,750	38,158
May Department Stores Co. 5.75% 2014	3,785	3,842
May Department Stores Co. 6.65% 2024	3,465	3,621
Harrah’s Operating Co., Inc. 7.125% 2007	6,000	6,140
Harrah’s Operating Co., Inc. 7.50% 2009	15,000	15,847
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	4,327
Harrah’s Operating Co., Inc. 5.625% 2015	18,600	18,216
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,303
DaimlerChrysler North America Holding Corp. 4.75% 2008	11,520	11,402
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,164
DaimlerChrysler North America Holding Corp. 8.00% 2010	17,500	19,116
Pulte Homes, Inc. 4.875% 2009	15,000	14,686
Pulte Homes, Inc. 7.875% 2011	14,000	15,326
Pulte Homes, Inc. 8.125% 2011	7,500	8,208
Cox Radio, Inc. 6.625% 2006	37,567	37,584
Liberty Media Corp. 8.25% 2030	32,195	32,070
Kohl’s Corp. 6.30% 2011	27,690	28,985
Kohl’s Corp. 7.375% 2011	2,800	3,069
Univision Communications Inc. 2.875% 2006	13,000	12,806
Univision Communications Inc. 3.875% 2008	4,100	3,935
Univision Communications Inc. 7.85% 2011	13,900	15,294
Centex Corp. 7.875% 2011	2,000	2,190
Centex Corp. 5.70% 2014	15,000	14,799
Centex Corp. 5.25% 2015	12,000	11,390
Marriott International, Inc., Series F, 4.625% 2012	7,000	6,682
Marriott International, Inc. 5.81% 2015[3]	21,323	21,423
Toll Brothers, Inc. 6.875% 2012	4,000	4,183
Toll Brothers Finance Corp. 5.15% 2015[3]	22,500	20,887
Cox Communications, Inc. 7.75% 2006	22,351	22,628
News America Inc. 5.30% 2014	22,585	22,233
Target Corp. 7.50% 2010	20,000	22,007
Carnival Corp. 3.75% 2007	6,000	5,868
Carnival Corp. 6.15% 2008	15,725	16,073
Hyatt Equities, LLC 6.875% 2007[3]	17,040	17,330
MDC Holdings, Inc. 7.00% 2012	2,000	2,101
MDC Holdings, Inc. 5.375% 2014	15,000	14,014
Ryland Group, Inc. 5.375% 2012	12,000	11,548
Ryland Group, Inc. 5.375% 2015	2,000	1,878
Lowe’s Companies, Inc., Series B, 6.70% 2007	5,455	5,573
Lowe’s Companies, Inc. 8.25% 2010	5,455	6,142
Gap, Inc. 9.55% 2008[4]	8,250	9,123
Gannett Co., Inc. 6.375% 2012	7,852	8,123
NVR, Inc. 5.00% 2010	8,000	7,730
Thomson Corp. 6.20% 2012	6,645	6,961
Toys “R” Us, Inc. 7.875% 2013	7,520	6,129
Johnson Controls, Inc. 5.25% 2011	4,525	4,516
Hilton Hotels Corp. 7.625% 2008	4,000	4,180
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	1,500	1,543
Delphi Automotive Systems Corp. 6.50% 2009[6]	1,200	690
		1,057,044

TELECOMMUNICATION SERVICES — 1.40%
Sprint Capital Corp. 6.00% 2007	15,000	15,130
US Unwired Inc., Series B, 10.00% 2012	24,835	28,250
Nextel Communications, Inc. 6.875% 2013	49,970	52,434
Nextel Communications, Inc. 7.375% 2015	46,670	49,360
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	128,200	128,591
Cingular Wireless LLC 5.625% 2006	12,000	12,072
AT&T Wireless Services, Inc. 7.35% 2006	3,000	3,006
AT&T Wireless Services, Inc. 7.50% 2007	33,575	34,595
AT&T Wireless Services, Inc. 7.875% 2011	50,700	56,708
SBC Communications Inc. 5.75% 2006	19,900	19,939
SBC Communications Inc. 4.125% 2009	10,000	9,639
SBC Communications Inc. 6.25% 2011	35,000	36,425
SBC Communications Inc. 5.875% 2012	27,000	27,602
Telecom Italia Capital SA, Series A, 4.00% 2008	8,000	7,749
Telecom Italia Capital SA 4.00% 2010	12,000	11,410
Telecom Italia Capital SA 4.875% 2010	30,000	29,309
Telecom Italia Capital SA, Series B, 5.25% 2013	43,400	42,224
France Télécom 7.405% 2006[4]	12,017	12,039
France Télécom 7.75% 2011[4]	63,950	71,024
Koninklijke KPN NV 8.00% 2010	33,750	36,785
Koninklijke KPN NV 8.375% 2030	4,600	5,349
Singapore Telecommunications Ltd. 6.375% 2011[3]	27,925	29,649
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,432
Deutsche Telekom International Finance BV 3.875% 2008	10,375	10,118
Deutsche Telekom International Finance BV 8.50% 2010[4]	8,500	9,429
Deutsche Telekom International Finance BV 8.75% 2030[4]	13,900	17,392
PCCW-HKT Capital Ltd. 8.00% 2011[3,4]	22,450	24,764
PCCW-HKT Capital Ltd. 8.00% 2011	1,800	1,985
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[3]	9,900	9,453
BellSouth Corp. 4.75% 2012	20,000	19,341
ALLTEL Corp. 4.656% 2007	17,000	16,927
British Telecommunications PLC 8.375% 2010[4]	4,200	4,765
British Telecommunications PLC 8.875% 2030	3,600	4,750
		848,645

UTILITIES — 0.87%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,000	6,016
Dominion Resources, Inc., Series A, 3.66% 2006	6,000	5,932
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,800
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	18,561	18,472
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	35,000	38,693
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[4]	4,250	4,295
American Electric Power Co., Inc. 4.709% 2007[4]	12,500	12,418
Ohio Power Co., Series J, 5.30% 2010	16,000	16,039
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,678
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,417
Indiana Michigan Power Co. 5.65% 2015	11,000	10,996
Commonwealth Edison Co., Series 99, 3.70% 2008	2,750	2,668
Exelon Generation Co., LLC 6.95% 2011	21,600	23,203
Exelon Corp. 4.45% 2010	15,000	14,525
Exelon Corp. 6.75% 2011	17,000	18,043
Exelon Corp. 4.90% 2015	5,000	4,760
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008	10,000	9,735
Duke Capital Corp. 7.50% 2009	37,000	39,615
Duke Capital LLC 5.668% 2014	2,000	2,009
Scottish Power PLC 4.91% 2010	30,000	29,615
Scottish Power PLC 5.375% 2015	20,000	19,858
PSEG Power LLC 3.75% 2009	10,000	9,578
PSEG Power LLC 7.75% 2011	32,500	35,951
Ameren Corp. 4.263% 2007	2,500	2,469
AmerenEnergy Generating Co., Series D, 8.35% 2010	5,000	5,601
Union Electric Co. 4.65% 2013	4,250	4,077
Cilcorp Inc. 8.70% 2009	17,025	18,817
Cilcorp Inc. 9.375% 2029	5,000	6,532
NiSource Finance Corp. 6.15% 2013	3,000	3,124
NiSource Finance Corp. 5.40% 2014	24,500	24,363
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	20,473
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,380
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,327
Constellation Energy Group, Inc. 7.00% 2012	5,000	5,435
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,679
Alabama Power Co., Series Y, 2.80% 2006	5,000	4,914
Alabama Power Co., Series X, 3.125% 2008	1,800	1,727
Alabama Power Co., Series R, 4.70% 2010	1,750	1,721
Alabama Power Co., Series Q, 5.50% 2017	4,000	4,040
Southern Power Co., Series B, 6.25% 2012	6,000	6,273
Oncor Electric Delivery Co. 6.375% 2012	13,725	14,363
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	5,000	4,867
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,927
Equitable Resources, Inc. 5.15% 2012	2,500	2,506
Equitable Resources, Inc. 5.15% 2018	3,125	3,028
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,339
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,927
MidAmerican Energy Co. 5.125% 2013	1,500	1,493
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	954
		529,672

INDUSTRIALS — 0.74%
Cendant Corp. 6.875% 2006	17,588	17,741
Cendant Corp. 6.25% 2008	21,500	21,853
Cendant Corp. 7.375% 2013	24,355	27,105
General Electric Capital Corp., Series A, 5.00% 2007	47,500	47,573
General Electric Capital Corp. 4.25% 2008	10,000	9,875
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	12,319	12,222
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	6,004	6,025
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	11,159	10,792
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	18,466	19,064
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	45,012	46,993
Waste Management, Inc. 6.50% 2008	6,180	6,397
Waste Management, Inc. 6.875% 2009	15,000	15,753
Waste Management, Inc. 7.375% 2010	20,000	21,703
Waste Management, Inc. 5.00% 2014	890	864
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	10,000	10,105
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	29,300	31,176
Tyco International Group SA 6.125% 2008	13,000	13,281
Tyco International Group SA 6.125% 2009	7,000	7,165
Tyco International Group SA 6.375% 2011	3,200	3,354
Tyco International Group SA 6.00% 2013	12,900	13,331
Caterpillar Inc. 4.50% 2009	2,500	2,459
Caterpillar Financial Services Corp., Series F, 4.73% 2008[4]	4,000	4,005
Caterpillar Financial Services Corp. 4.30% 2010	14,300	13,882
Bombardier Inc. 6.30% 2014[3]	21,000	18,952
Raytheon Co. 4.85% 2011	16,000	15,763
Hutchison Whampoa International Ltd. 6.50% 2013[3]	11,800	12,459
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[5]	10,853	10,889
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[5]	828	838
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[5]	1,400	1,404
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[5]	8,500	8,538
American Standard Inc. 7.625% 2010	7,000	7,496
John Deere Capital Corp. 3.90% 2008	3,000	2,939
John Deere Capital Corp. 4.875% 2009	1,500	1,492
Deere & Co. 8.95% 2019	2,000	2,211
Northrop Grumman Systems Corp. 7.125% 2011	5,000	5,425
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series K, 10.00% 2014[3,5,6]	2,000	920
		452,044

HEALTH CARE — 0.58%
Allegiance Corp. 7.30% 2006	$7,385	$7,489
Cardinal Health, Inc. 6.25% 2008	13,155	13,442
Cardinal Health, Inc. 6.75% 2011	100,250	106,566
Cardinal Health, Inc. 5.85% 2017	10,000	10,149
Hospira, Inc. 4.95% 2009	48,950	48,530
Wyeth 4.375% 2008[4]	45,250	44,676
UnitedHealth Group Inc. 3.30% 2008	7,500	7,266
UnitedHealth Group Inc. 3.75% 2009	10,000	9,654
UnitedHealth Group Inc. 4.125% 2009	22,000	21,389
WellPoint, Inc. 5.00% 2011	27,000	26,830
Aetna Inc. 7.375% 2006	17,250	17,284
Humana Inc. 7.25% 2006	12,850	12,953
Schering-Plough Corp. 5.55% 2013[4]	10,000	10,104
Amgen Inc. 4.00% 2009	10,000	9,674
Columbia/HCA Healthcare Corp. 7.25% 2008	5,000	5,190
		351,196

ENERGY — 0.50%
Devon Financing Corp., ULC 6.875% 2011	75,500	81,964
Apache Corp. 6.25% 2012	55,000	58,890
Williams Companies, Inc. 7.125% 2011	10,000	10,475
Williams Companies, Inc. 8.125% 2012	16,300	17,910
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,290
Pemex Finance Ltd. 8.875% 2010[5]	12,427	13,755
Pemex Project Funding Master Trust 5.75% 2015[3]	21,000	20,785
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	6,642	6,405
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5]	1,047	1,009
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	27,650	27,034
Enterprise Products Operating LP 4.95% 2010	18,000	17,659
Enterprise Products Operating LP 7.50% 2011	5,000	5,426
Enterprise Products Partners LP 5.60% 2014	7,000	6,973
Sunoco, Inc. 6.75% 2011	7,500	8,012
Sunoco, Inc. 4.875% 2014	9,250	8,963
El Paso Corp. 7.875% 2012	8,000	8,500
		303,050

MATERIALS — 0.44%
Norske Skogindustrier ASA 7.625% 2011[3]	58,490	61,990
Norske Skogindustrier ASA 6.125% 2015[3]	1,250	1,195
International Paper Co. 4.00% 2010	10,915	10,326
International Paper Co. 6.75% 2011	8,500	8,992
International Paper Co. 5.85% 2012	21,585	21,825
Weyerhaeuser Co. 5.95% 2008	13,941	14,192
Weyerhaeuser Co. 6.75% 2012	19,330	20,436
Weyerhaeuser Co. 6.875% 2033	4,000	4,184
UPM-Kymmene Corp. 5.625% 2014[3]	30,000	29,529
Packaging Corp. of America 4.375% 2008	25,000	24,412
Dow Chemical Co. 5.00% 2007	10,500	10,503
Dow Chemical Co. 5.75% 2008	10,500	10,734
Teck Cominco Ltd. 5.375% 2015	11,000	10,805
Temple-Inland Inc., Series F, 6.75% 2009	500	514
Temple-Inland Inc. 6.375% 2016	10,000	10,182
Alcan Inc. 6.45% 2011	1,000	1,053
Alcan Inc. 5.20% 2014	8,000	7,885
ICI Wilmington, Inc. 4.375% 2008	4,000	3,889
ICI Wilmington, Inc. 5.625% 2013	3,000	2,966
Praxair, Inc. 2.75% 2008	6,350	6,045
Yara International ASA 5.25% 2014[3]	6,000	5,845
		267,502

CONSUMER STAPLES — 0.26%
Anheuser-Busch Companies, Inc. 9.00% 2009	12,000	13,693
Anheuser-Busch Companies, Inc. 6.00% 2011	10,000	10,423
Anheuser-Busch Companies, Inc. 7.50% 2012	8,000	9,029
Wal-Mart Stores, Inc. 8.00% 2006	9,500	9,670
Wal-Mart Stores, Inc. 6.875% 2009	13,650	14,505
Wal-Mart Stores, Inc. 4.125% 2010	7,500	7,258
H.J. Heinz Co. 6.428% 2020[3]	16,365	16,853
Diageo Capital PLC 4.375% 2010	12,000	11,684
Diageo Finance BV 5.30% 2015	2,300	2,303
Nabisco, Inc. 7.05% 2007	1,000	1,026
Nabisco, Inc. 7.55% 2015	6,645	7,665
Kraft Foods Inc. 4.625% 2006	1,000	998
Kraft Foods Inc. 6.25% 2012	1,855	1,941
Kraft Foods Inc. 6.50% 2031	500	540
CVS Corp. 4.00% 2009	10,000	9,607
CVS Corp. 6.117% 2013[3,5]	2,204	2,278
Pepsi Bottling Group, Inc. 5.625% 2009[3]	10,000	10,188
Molson Coors Capital Finance ULC 4.85% 2010	7,500	7,391
Kellogg Co. 6.60% 2011	5,250	5,583
Kellogg Co. 7.45% 2031	500	609
PepsiAmericas, Inc. 4.875% 2015	6,000	5,872
Cadbury Schweppes US Finance LLC 5.125% 2013[3]	5,500	5,421
SUPERVALU INC. 7.50% 2012	5,220	5,406
		159,943

INFORMATION TECHNOLOGY — 0.13%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	54,980	56,370
Motorola, Inc. 4.608% 2007	12,500	12,414
Motorola, Inc. 7.625% 2010	2,385	2,640
Jabil Circuit, Inc. 5.875% 2010	7,500	7,611
		79,035

MUNICIPALS — 0.09%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	15,580	17,027
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,520	15,392
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,Series 2002-A, Class A, 6.72% 2025	10,116	10,024
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	6,020	6,162
State of Louisiana, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,Series 2001-A, Class A, 6.36% 2025	5,953	5,919
		54,524

NON-U.S. GOVERNMENT BONDS & NOTES — 0.02%
Corporación Andina de Fomento 6.875% 2012	10,000	10,803

Total bonds & notes (cost: $12,937,460,000)		12,809,998

	Principal amount	Market value
Short-term securities — 9.12%	(000)	(000)

Federal Home Loan Bank 4.07%-4.435% due 2/3-4/26/2006	$582,365	$578,793
Pfizer Investment Capital PLC 4.18%-4.40% due 2/1-3/15/2006[3]	322,800	322,078
Clipper Receivables Co., LLC 4.32%-4.50% due 2/14-3/24/2006[3]	312,500	311,406
CAFCO, LLC 4.36%-4.46% due 2/24-3/23/2006[3]	204,600	203,665
Citigroup Funding Inc. 4.46% due 3/28/2006	50,000	49,656
Ciesco LLC 4.49% due 4/10/2006[3]	50,000	49,568
Freddie Mac 4.22%-4.42% due 2/17-4/11/2006	288,000	286,272
Fannie Mae 4.28%-4.441% due 3/8-4/26/2006	286,300	284,626
Variable Funding Capital Corp. 4.29%-4.53% due 2/9-4/18/2006[3]	282,400	281,119
Wells Fargo Bank, N.A. 4.31%-4.52% due 2/10-3/31/2006	275,200	275,189
Preferred Receivables Funding Corp. 4.33%-4.38% due 2/7-3/7/2006[3]	86,300	86,106
Park Avenue Receivables Co., LLC 4.31%-4.49% due 2/7-3/27/2006[3]	165,759	165,165
Concentrate Manufacturing Co. of Ireland 4.20%-4.38% due 2/1-3/24/2006[3]	251,900	251,080
Edison Asset Securitization LLC 4.17%-4.44% due 2/7-3/22/2006[3]	151,751	151,192
General Electric Capital Corp. 4.36%-4.40% due 2/28-3/22/2006	68,000	67,728
Atlantic Industries 4.28%-4.35% due 2/6-3/14/2006[3]	154,600	154,250
Coca-Cola Co. 4.38%-4.39% due 4/3-4/7/2006	60,000	59,519
Gannett Co. 4.36%-4.40% due 3/9-3/17/2006[3]	199,300	198,316
Bank of America Corp. 4.345%-4.54% due 2/23-4/12/2006	192,200	191,145
HSBC Finance Corp. 4.24%-4.43% due 2/6-4/4/2006	188,400	187,481
U.S. Treasury Bills 3.871%-4.335% due 2/2-4/27/2006	175,000	173,751
Cloverleaf International Holdings, SA 4.26%-4.30% due 2/2-2/6/2006[3]	151,800	151,728
Tennessee Valley Authority 4.19%-4.28% due 2/9-3/16/2006	135,000	134,355
Private Export Funding Corp. 4.16%-4.18% due 2/7-2/13/2006[3]	100,000	99,882
Procter & Gamble Co. 4.26%-4.35% due 2/8-2/16/2006[3]	98,000	97,860
FCAR Owner Trust I 4.37%-4.42% due 3/10-3/24/2006	95,100	94,598
IBM Capital Inc. 4.33%-4.40% due 2/23-3/8/2006[3]	75,000	74,719
Wal-Mart Stores Inc. 4.37%-4.41% due 3/7-4/11/2006[3]	73,500	72,965
International Lease Finance Corp. 4.41%-4.42% due 3/7-3/16/2006	50,800	50,570
American General Finance Corp. 4.39% due 3/21/2006	20,000	19,880
BellSouth Corp. 4.26%-4.31% due 2/7-3/3/2006[3]	61,000	60,831
Anheuser-Busch Companies, Inc. 4.31%-4.52% due 3/16-5/1/2006[3]	53,000	52,557
SunTrust Banks Inc. 4.23% due 2/8/2006	50,000	49,998
Federal Farm Credit Banks 4.06%-4.17% due 2/1-2/8/2006	47,000	46,977
Hershey Co. 4.24%-4.35% due 2/21-3/10/2006[3]	40,000	39,869
American Express Credit Corp. 4.35% due 3/1/2006	40,000	39,860
USAA Capital Corp. 4.18% due 2/15/2006	26,000	25,955
Kimberly-Clark Worldwide Inc. 4.22% due 2/2/2006[3]	25,000	24,994
Bank of New York Co., Inc. 4.28% due 2/17/2006	25,000	24,949
3M Co. 4.28% due 2/27/2006	25,000	24,920
Scripps (E.W.) Co. 4.29% due 2/22/2006[3]	15,000	14,961
Harley-Davidson Funding Corp. 4.30% due 3/1/2006[3]	15,000	14,948

Total short-term securities (cost: $5,545,742,000)		5,545,481

Total investment securities (cost: $51,209,017,000)		60,455,847
Other assets less liabilities		359,871

Net assets		$60,815,718

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,688,344,000, which represented 7.71% of the net assets of the fund.
4 Coupon rate may change periodically.
5 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.
7 Company did not make principal payment upon scheduled maturity date; reorganization pending.

ADR = American Depositary Receipts

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affilates at 1/31/06 (000)

iStar Financial, Inc.	7,065,500	—	—	7,065,500	$5,175	$253,581
iStar Financial, Inc. 5.375% 2010	$25,675,000	—	—	$25,675,000	345	25,539
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable preferred	400,000	—	—	400,000	195	10,152
iStar Financial, Inc.,
Series B, 5.125% 2011	$10,000,000	—	—	$10,000,000	128	9,789
iStar Financial, Inc. 5.80% 2011	$—	$7,600,000	—	$7,600,000	56	7,671
iStar Financial, Inc.,
Series B, 4.875% 2009	$2,000,000	—	—	$2,000,000	24	1,971
SBM Offshore NV	2,083,797	—	—	2,083,797	—	210,793
Arthur J. Gallagher & Co.	5,069,200	—	—	5,069,200	1,419	147,818
CapitaMall Trust Management Ltd.	89,200,470	246,000	—	89,446,470	8	132,398
GS Engineering & Construction Co. Ltd.	2,550,000	—	—	2,550,000	2,735	129,774
Ascendas Real Estate Investment Trust	70,189,600	—	—	70,189,600	1,189	94,371
Fisher & Paykel Healthcare Corp. Ltd.	33,061,000	—	—	33,061,000	1,256	83,567
Taiwan Fertilizer Co., Ltd.	49,000,000	14,700,000	—	63,700,000	—	78,590
PaperlinX Ltd.	28,987,000	—	—	28,987,000	—	74,987
Suntec Real Estate Investment Trust	—	84,044,000	—	84,044,000	545	59,091
CapitaCommercial Trust Management Ltd.	58,257,000	—	—	58,257,000	—	57,489
Macquarie International
Infrastructure Fund Ltd.	52,959,000	30,211,000	—	83,170,000	—	48,987
Fortune Real Estate Investment Trust	51,199,500	—	—	51,199,500	—	40,590
Mapletree Logistics Trust	35,510,000	10,134,000	—	45,644,000	383	29,840
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	—	28,301
Transurban Group*	16,230,502	—	3,404,000	12,826,502	—	—
					$13,458	$1,525,299
*Unaffiliated issuer at 1/31/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,826,335
Gross unrealized depreciation on investment securities	(848,621)
Net unrealized appreciation on investment securities	8,977,714
Cost of investment securities for federal income tax purposes	51,478,133

MFGEFP-912-0306-S4531

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and PEO

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and PEO

Date: March 31, 2006

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and PFO

Date: March 31, 2006